UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, DC 20549


                                     FORM 13F

                                FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:
September 30, 1999

Check here if Amendment [ X ]   Amendment Number: 1
This Amendment :        [   ]   is a restatement
                        [ X ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Nevis Capital Management, Inc.
1119 St. Paul St
Baltimore MD 21202


13F File Number:	28-5688


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it; that all information contained herein is true, correct and complete; and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

David R. Wilmerding, III
President
(410) 385-2645

David R. Wilmerding, III      Baltimore, Maryland      October 28, 1999



Report Type:

[ X ]  13F HOLDINGS REPORT

[   ]  13F NOTICE

[   ]  13F COMBINATION REPORT



List of Other Managers Reporting for this Manager:
None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F  SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	NONE

Form 13F Information Table Entry Total:	31

Form 13F Information Table Value Total:	$768,459
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

                             FORM 13F INFORMATION TABLE


                Title                Value	    Shares/    Invstmt  Voting Auth
Name of Issuer 	of Class 	CUSIP      (1,000's) PRN AMT	   Dscretn	 Sole
--------------  --------  -------    --------- --------   -------  -----
Acme Commun.     Common   004631107     1,240     40,000   SOLE       40,000
American Tower   Common   029912201    73,547  3,747,621   SOLE    3,747,621
Armor Holdings   Common   042260109    29,674  2,728,650   SOLE    2,728,650
Caliber Learn.   Common   129914107     1,700    824,400   SOLE      824,400
Clear Channel    Common   184502102   117,255  1,467,985   SOLE    1,467,985
Connetics        Common   208192104     9,067  1,813,355   SOLE    1,813,355
Convergent Comm  Common   211914403    10,602  1,021,900   SOLE    1,021,900
Documentum       Common   256159104     3,028    140,000   SOLE      140,000
Foundry Network  Common   35063R100     1,890     15,000   SOLE       15,000
Global Telesys.  Common   37936U104    27,912  1,415,500   SOLE    1,415,500
Hyperion Sol.    Common   44914M104    38,705  1,759,300   SOLE    1,759,300
Integrated Sys   Common   45812M104    26,235  2,575,199   SOLE    2,575,199
Knight/Trimark   Common   499067106     1,659     56,000   SOLE       56,000
Midamerican Engy Common   59562V107    55,715  1,888,635   SOLE    1,888,635
Net2Phone        Common   64108N106     1,564     30,000   SOLE       30,000
Network Assoc.   Common   640938106    13,062    683,000   SOLE      683,000
Onhealth         Common   68272W107     7,764  1,242,300   SOLE    1,242,300
Peapod           Common   704718105    21,221  2,108,950   SOLE    2,108,950
Primus           Common   74163Q100    30,227  1,096,659   SOLE    1,096,659
Radioone         Common   75040P108       477     11,500   SOLE       11,500
Rational Softwr  Common   74509P202    96,898  3,309,218   SOLE    3,309,218
SBA Comm.        Common   78388J106    11,636  1,070,000   SOLE    1,070,000
Salem Comm.      Common   794093104       638     25,000   SOLE       25,000
Software.com     Common   83402P104     1,500     35,000   SOLE       35,000
Staar Surgical   Common   852312305     9,280    781,500   SOLE      781,500
Sylvan Learning  Common   871399101    50,744  2,619,070   SOLE    2,619,070
US Can Corp      Common   90328W105     3,940    192,800   SOLE      192,800
Vicor Corp       Common   925815102    75,436  3,325,019   SOLE    3,325,019
Vitesse          Common   928497106    44,033    515,764   SOLE      515,764
Womens Health    Common   978150100       960    135,900   SOLE      135,900
Yes Mail         Common   98583Q101       850     80,000   SOLE       80,000